Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Warrant Liability [Abstract]
Schedule of Key Inputs into the Black-Scholes Model	The key inputs into the Black-Scholes model were as follows at their following measurement dates:
	December 09, 2022	December 31, 2022	December 31, 2022	December 31, 2023	December 31, 2023
	USD	USD	RMB	USD	RMB
Input
Share price	10.47	1.25	8.71	0.91	6.45
Risk-free interest rate	3.8%	4.0%	4.0%	3.95%	3.95%
Volatility	5.7%	5.7%	5.7%	5.7%	5.7%
Exercise price	11.50	11.50	80.09	11.50	81.45
Warrant life (yr)	4.97	4.92	4.92	3.92	3.92